Other Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Summary of Detailed Information About Intangible Assets

(in millions €)	Goodwill
Acquisition costs
As of January 1, 2022	57.8
Currency differences	3.4
As of December 31, 2022	61.2
As of January 1, 2023	61.2
Acquisition of subsidiaries and businesses	306.9
Currency differences	(5.6)
As of December 31, 2023	362.5

(in millions €)	Concessions, licenses, in-process R&D and similar rights	Advance payments	Total
Acquisition costs
As of January 1, 2022	191.6	7.8	199.4
Additions	22.8	11.4	34.2
Disposals	(0.1)	—	(0.1)
Reclassifications	6.1	(6.1)	—
Currency differences	1.9	—	1.9
As of December 31, 2022	222.3	13.1	235.4
As of January 1, 2023	222.3	13.1	235.4
Additions	489.2	15.8	505.0
Acquisition of subsidiaries and businesses	187.4	—	187.4
Disposals	(1.6)	(1.6)	(3.2)
Reclassifications	4.9	(4.9)	—
Currency differences	(3.6)	—	(3.6)
As of December 31, 2023	898.6	22.4	921.0

(in millions €)	Concessions, licenses, in-process R&D and similar rights	Advance payments	Total
Cumulative amortization and impairment charges
As of January 1, 2022	54.8	—	54.8
Amortization	22.0	—	22.0
Disposals	(0.1)	—	(0.1)
Currency differences	0.2	—	0.2
As of December 31, 2022	76.9	—	76.9
As of January 1, 2023	76.9	—	76.9
Amortization	40.5	—	40.5
Disposals	(0.3)	—	(0.3)
Currency differences	(0.2)	—	(0.2)
As of December 31, 2023	116.9	—	116.9

(in millions €)	Concessions, licenses, in-process R&D and similar rights	Advance payments	Total
Carrying amount
As of December 31, 2022	145.4	13.1	158.5
As of December 31, 2023	781.7	22.4	804.1

Summary of Goodwill Recognized

	CGU Immunotherapies		External Product Sales of JPT		External Business of InstaDeep		Total
(in millions €)	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
Goodwill	352.2	60.7	0.5	0.5	9.8	—	362.5	61.2
Intangible assets with indefinite useful life	444.5	—	—	—	—	—	444.5	—
Total	796.7	60.7	0.5	0.5	9.8	—	807.0	61.2